Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous Noncurrent Liabilities [Abstract]
Employee Long-Term Incentives	$ 41	$ 43
Pension and Other Post-Employment Benefit Plan (Note 27)	75	62
Other	42	31
Other Liabilities	$ 158	$ 136